Warranty Liability (Tables)	6 Months Ended
Sep. 30, 2024
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	6 months ended	Year ended
	September 30, 2024	March 31, 2024

Opening balance	$2,499,890	$2,077,750
Warranty additions	339,263	1,343,838
Warranty disbursements	(475,249)	(774,174)
Warranty expiry	-	(147,108)
Foreign exchange translation	22	(416)
Total	$2,363,926	$2,499,890

Current portion	$744,074	$750,806
Long term portion	1,619,852	1,749,084
Total	$2,363,926	$2,499,890